Other income	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Other income

NOTE 22 – OTHER INCOME - OTHER EXPENSE

As of December 31, 2020, the amount of $2,697 relating to settlement of claims and recovery of other receivables of one of the Company’s vessels is included under the caption “Other income” of the Consolidated Statements of Operations.

On November 15, 2012 (as amended and supplemented in March 2014, December 2017 and July 2019), Navios Holdings and Navios Partners entered into the Navios Holdings Guarantee by which Navios Holdings would provide supplemental credit default insurance with a maximum cash payment of $20,000. In October 2020, Navios Holdings paid an amount of $5,000 to Navios Partners. In April 2021, Navios Holdings paid an amount of $5,000 to Navios Partners. As of December 31, 2021 and 2020, the outstanding claim receivable amounted to $0 and $5,000, respectively. The guarantee claim receivable is presented under the caption “Amounts due from related parties-short term” in the Consolidated Balance Sheets as of December 31, 2020. As of December 31, 2019, the amount of $3,638 related to the change in estimate of the guarantee claim receivable and is included under the caption “Other expense” of the Consolidated Statements of Operations.